Subsequent Event (Details) - Subsequent Event [Member]	1 Months Ended
Jan. 16, 2019 USD ($) $ / shares shares
Subsequent Event (Textual)
Sale of ordinary shares | shares	2,000,000
Sale of price per share | $ / shares	$ 6
Sale of total amount | $	$ 12,000,000